As filed with the Securities and Exchange Commission on March 26, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 68.99%
Aberdeen Asia-Pacific Income Fund, Inc.	250,001	$1,032,504
Aberdeen Global Premier Properties Fund	36,443	209,912
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	56,162	668,328
BlackRock Corporate High Yield Fund, Inc.	20,491	205,115
BlackRock Credit Allocation Income Trust	44,248	530,976
BlackRock Debt Strategies Fund, Inc.	19,199	201,397
BlackRock Income Trust, Inc.	30,961	180,503
BlackRock Municipal Income Trust II	35,655	498,457
BlackRock MuniVest Fund, Inc.	71,052	628,100
CBRE Clarion Global Real Estate Income Fund	48,920	347,821
Cohen & Steers Quality Income Realty Fund, Inc.	44,289	536,783
DoubleLine Opportunistic Credit Fund	20,915	411,816
Dreyfus Strategic Municipals, Inc.	59,240	450,816
Eaton Vance Risk-Managed Diversified Equity Income Fund	117,889	1,022,098
Invesco Pennsylvania Value Municipal Income Trust	40,257	489,525
Kayne Anderson Midstream/Energy Fund, Inc.	45,358	514,813
Kayne Anderson MLP Investment Company	4,820	74,710
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	140,292	953,986
Nuveen AMT-Free Quality Municipal Income Fund	80,864	1,039,911
Nuveen Enhanced Municipal Value Fund	51,871	696,628
Nuveen Municipal High Income Opportunity Fund	81,751	1,013,712
Prudential Global Short Duration High Yield Fund, Inc.	13,067	180,978
Prudential Short Duration High Yield Fund, Inc.	13,050	182,569
Putnam Municipal Opportunities Trust	11,089	131,294
Voya Global Equity Dividend and Premium Opportunity Fund	126,995	830,547
Western Asset Emerging Markets Debt Fund, Inc.	67,590	921,928
Total Closed-End Funds
(Cost $13,911,688)		13,955,227

COMMON STOCKS - 1.32%
Ellington Residential Mortgage REIT	22,924	267,294
Total Common Stocks
(Cost $262,241)		267,294

EXCHANGE TRADED FUNDS - 13.02%
iShares China Large-Cap ETF	9,660	416,732
iShares Mortgage Real Estate ETF	36,368	1,586,736
VanEck Vectors Gold Miners ETF	18,804	426,663
Xtrackers Harvest CSI 300 China A-Shares ETF	8,400	203,700
Total Exchange Traded Funds
(Cost $2,567,031)		2,633,831

	Contracts	Notional Amount
PURCHASED OPTIONS - 0.70%
Purchased Call Options (a) - 0.60%
Alerian MLP ETF
Expiration Date: February 2019, Exercise Price: $10.00	1,000	$984,000	2,500
iShares MSCI EAFE ETF
Expiration Date: March 2019, Exercise Price: $65.00	333	2,087,244	7,992
iShares MSCI Emerging Markets ETF
Expiration Date: February 2019, Exercise Price: $43.00	500	2,155,000	24,500
Expiration Date: February 2019, Exercise Price: $43.50	500	2,155,000	13,250
S&P 500 E-Mini 2nd Week Futures
Settlement: February 2019, Expiration Date: March 2019, Exercise Price: $2,700.00	58	7,843,050	70,760
2-Year US Treasury Note Futures
Settlement: February 2019, Expiration Date: March 2019, Exercise Price: $106.50	48	10,191,000	1,500
Total Purchased Call Options			120,502

Purchased Put Options (a) - 0.10%
iShares MSCI Emerging Markets ETF
Expiration Date: February 2019, Exercise Price: $41.00	437	1,883,470	1,748
Eurodollar 90 Day Futures
Settlement: April 2019, Expiration Date: June 2019, Exercise Price: $97.13	600	1,460,625	3,750
S&P 500 E-Mini 2nd Week Futures
Settlement: February 2019, Expiration Date: March 2019, Exercise Price: $2,625.00	78	10,547,550	14,736
Total Purchased Put Options			20,234
Total Purchased Options
(Cost $93,899)			140,736
	Shares
SHORT-TERM INVESTMENTS - 20.55%
Fidelity Investments Money Market Government Portfolio, Institutional Share Class, 2.28% (b)(c)	4,156,486		4,156,486
Total Short-Term Investments
(Cost $4,156,486)			4,156,486
Total Investments
(Cost $20,991,345) - 104.58%			21,153,574
Other Liabilities in Excess of Assets - (4.58)%			(926,280)
Total Net Assets - 100.00%			$20,227,294

ETF	- Exchange Traded Fund
MLP	- Master Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of January 31, 2019.
(c)	A portion of this security has been committed as collateral for open securities sold short and futures contracts. The total value of assets committed as collateral as of January 31, 2019, is $141,317.

Valuation of Investments

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$13,955,227	$-	$-	$13,955,227
Common Stocks	267,294	-	-	267,294
Exchange Traded Funds	2,633,831	-	-	2,633,831
Purchased Options	-	140,736	-	140,736
Short-Term Investments	4,156,486	-	-	4,156,486
Futures Contracts(1)	-	5,855	-	5,855
	$21,012,838	$146,591	$-	$21,159,429

Liabilities
Written Call Options	$-	$16,240	$-	$16,240
	$-	$16,240	$-	$16,240

(1) Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

The Fund did not have any Level 3 investments during the period. For the period ended January 31, 2019, there were no transfers into or out of Level 3.

Rareview Longevity Income Generation Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
January 31, 2019

WRITTEN CALL OPTIONS	Contracts (a)	Notional Amount	Value
S&P 500 E-Mini 2nd Week Futures
Settlement: February 2019, Expiration Date: March 2019, Exercise Price: $2,750.00	58	$7,843,050	$16,240
Total Written Options
(Premiums received $7,893)			$16,240

(a)	50 shares per contract.

Rareview Longevity Income Generation Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (UNAUDITED)
January 31, 2019

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value*	(Depreciation)
LONG FUTURES CONTRACTS
3/15/2019	MSCI Emerging Markets Index Futures	12	$638,760	$5,520	$5,855
				$5,520	$5,855

* Net value is variation margin receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolio Trust

By (Signature and Title   /s/ John Hedrick
                                                John Hedrick, President

Date  3/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
                                                    John Hedrick, President

Date    3/26/2019

By (Signature and Title)*   /s/ Cullen Small
                                                    Cullen Small, Principal Accounting Officer

Date  3/26/2019

* Print the name and title of each signing officer under his or her signature.